Leases – The Group as a lessee (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of ROU assets classified within property, plant and equipment

ROU assets classified within property, plant and equipment

	Unaudited
	June 30, 2025	December 31, 2024
	US$	US$
Carrying amounts
Leasehold land and buildings	1,919,823	2,040,813
Motor vehicles	173,999	89,683
	2,093,822	2,130,496

Schedule of depreciation charge

(b) Depreciation charge during the financial year

	Unaudited
	Periods ended June 30,
	2025	2024
	US$	US$

Leasehold land and buildings	120,990	104,559
Plant and equipment	-	270
Motor vehicles	18,794	20,479
	139,784	125,308

Schedule of interest expense	Interest expense
	Unaudited
	Periods ended June 30
	2025	2024
	US$	US$

Interest expense on lease liabilities	30,611	26,129